Other Information	9 Months Ended
Sep. 30, 2012
Other Information [Abstract]
OTHER INFORMATION

NOTE 16 — OTHER INFORMATION

Cash payments disclosures

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor				Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	January 1, 2011 through January 25, 2011
Interest (net of amount capitalized)	$21.7	$23.7	$47.9	$35.4	$2.7
Income taxes (net of refunds)	$7.3	$0.5	$17.2	$2.2	$0.3

Cash payments for interest in the Successor nine months ended September 30, 2011 were $35.4 million, which included $3.9 million of interest on the Senior PIK Notes that accrued from December 15, 2010, the last date that interest was paid through issuance of new Senior PIK Notes. Capitalized interest of $0.4 million was recorded in the Successor three and nine months ended September 30, 2012. There was no capitalized interest recorded in the Successor three and nine months ended September 30, 2011.

Holdings retains its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at September 30, 2012 and December 31, 2011, were uninsured. Non-U.S. cash balances at September 30, 2012 and December 31, 2011 were $14.9 million and $12.1 million, respectively.

Income tax matters

Chinese tax authorities conducted a transfer price examination at one of Holdings’ Chinese subsidiaries, which resulted in a tax assessment of $2.5 million. A preliminary payment of $1.7 million was made during the three months ended March 31, 2012 and a final payment of $0.8 million was made during the three months ended June 30, 2012. The amounts are included in the income tax payments in the table above. A corresponding $2.5 million income tax receivable representing competent authority offsets in the U.S. was recorded and is reflected in other long-term assets on the interim unaudited condensed consolidated balance sheets.

The state of Texas is conducting a state income tax examination. Other than this examination and routine inquiries, Holdings and its subsidiaries are not currently under examination by tax authorities.

Holdings recorded income tax expense of $2.2 million, or 31.2% effective tax rate, during the Successor three months ended September 30, 2012 on pre-tax income of $7.0 million. The effective tax rate for the three months ended September 30, 2012 differs from the U.S. statutory rate primarily due to valuation allowances on foreign deferred tax assets not expected to be realized, provision of U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary and flat taxes related to our Mexican subsidiary. The Mexican subsidiary records its income tax provision at the greater of a Mexican flat tax or taxes on taxable income at the Mexican statutory rate, which is in compliance with Mexican tax law. Due to expected losses for the full year ending December 31, 2012 primarily as the result of restructuring charges, the income tax provision of the Mexican subsidiary is based on the expectation of incurring the flat tax. These factors were partially offset by a favorable reduction of state income taxes.

Holdings recorded income tax expense of $7.9 million, or 52.0% effective tax rate, during the Successor nine months ended September 30, 2012, on pre-tax income of $15.2 million. The effective tax rate for the Successor nine months ended September 30, 2012 differs from the U.S. statutory rate primarily due to valuation allowances on foreign deferred tax assets not expected to realized, provision of U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary, state income taxes, the impact of prior year tax return to provision adjustments, and flat taxes related to our Mexican subsidiary.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 32.4% and 31.5% of total net sales in the Successor nine months ended September 30, 2012 and September 30, 2011, respectively. No other customer accounted for more than 10% of total net sales for the Successor nine months ended September 30, 2012 and 2011. At September 30, 2012 and December 31, 2011, the receivable balances from AutoZone were $116.8 million and $141.6 million, respectively.

Capital stock

At September 30, 2012 and December 31, 2011, there were 1,002 and 1,001 ordinary shares of Holdings authorized, issued and outstanding, respectively.